Selected Quarterly Financial Data - Unaudited (Tables)	12 Months Ended
Dec. 31, 2015
Selected Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information [Table Text Block]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2015 Quarters				2014 Quarters
(dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$13,320	$14,690	$13,788	$14,300	$13,439	$14,868	$14,613	$14,980
Gross margin	3,814	4,218	3,988	3,647	3,857	4,448	4,448	4,249
Net income attributable to common shareowners	1,426	1,542	1,362	3,278	1,213	1,680	1,854	1,473
Earnings per share of Common Stock:
Basic—net income	$1.60	$1.76	$1.55	$3.86	$1.35	$1.87	$2.07	$1.64
Diluted—net income	$1.58	$1.73	$1.54	$3.86	$1.32	$1.84	$2.04	$1.62
COMPARATIVE STOCK DATA (UNAUDITED)

	2015			2014
(common stock)	High	Low	Dividend	High	Low	Dividend
First quarter	$124.11	$111.52	$0.64	$118.31	$107.91	$0.59
Second quarter	$119.14	$110.93	$0.64	$120.09	$113.10	$0.59
Third quarter	$111.58	$86.82	$0.64	$115.93	$103.79	$0.59
Fourth quarter	$100.80	$88.36	$0.64	$117.24	$99.17	$0.59